Financial liabilities at fair value through profit or loss (Tables)	6 Months Ended
Jun. 30, 2026
Financial liabilities at fair value through profit or loss [abstract]
Summary of financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss
in EUR million	30 June 2026	31 December 2025
Trading liabilities	26,318	23,427
Non-trading derivatives	1,257	1,338
Designated at fair value through profit or loss	75,738	55,768
	103,313	80,532